Investment Properties, Net - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Mall income		$ 269	$ 531	$ 507
Mall [Member]
Disclosure of detailed information about investment property [line items]
Rent concessions	[1]	215
Variable Lease Income
Disclosure of detailed information about investment property [line items]
Mall income		$ 29	$ 74	$ 64

[1]	For the year ended December 31, 2020, rent concessions of US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.